Commitments and contingencies - Additional Information (Detail) $ in Thousands			12 Months Ended
	Oct. 15, 2018 USD ($)	Sep. 04, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Jul. 17, 2018 USD ($)	Jul. 31, 2015 CAD ($)
Disclosure Of Contingent Liabilities [Line Items]
Research fund			$ 2,350
Research and Development Agreement [member] | Ginkgo Bioworks Inc. [member]
Disclosure Of Contingent Liabilities [Line Items]
Aggregate value of shares issuable				$ 100,000
Milestones Payment		$ 22,000
Research and Development Agreement [member] | Technion [member]
Disclosure Of Contingent Liabilities [Line Items]
Research fund	$ 1,784
Research funding commitment period	3 years
Cash payments	$ 4,900
Research and Development Agreement [member] | MedCann Access Acquisition Claim [member] | Peace Naturals [member]
Disclosure Of Contingent Liabilities [Line Items]
Claims related to contingencies					$ 15,000
Provision for loss recognized					$ 0
Research and Development Agreement [member] | Warrants Claim | Peace Naturals [member]
Disclosure Of Contingent Liabilities [Line Items]
Claims related to contingencies			125
Claim related contingencies to related party			300
Research and Development Agreement [member] | Former employees' unlawful termination claims [member]
Disclosure Of Contingent Liabilities [Line Items]
Claims related to contingencies			$ 580
Number of options claimed | shares			30,000
Research and Development Agreement [member] | Former employees' unlawful termination claims [member] | Peace Naturals [member]
Disclosure Of Contingent Liabilities [Line Items]
Claims related to contingencies			$ 12,682
Percentage of equity interest claimed			10.00%
Top of Range [member] | Research and Development Agreement [member] | Ginkgo Bioworks Inc. [member]
Disclosure Of Contingent Liabilities [Line Items]
Number of common shares issuable | shares		14,700,000